Note 15 - Segment Information (Details Textual)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Number of Operating Segments	1
Revenue from Contract with Customer Benchmark [Member] | Customer Concentration Risk [Member]
Number of Major Customers	0	0	0